Capital Commitment	12 Months Ended
Jun. 30, 2024
Capital Commitment [Abstract]
Capital Commitment

(18) Capital Commitment

a.	Operating lease commitment

The Company had outstanding commitment on non-cancelable operating lease arrangements. The details of operating lease commitment contracted as of June 30, 2024 are set out in Note 8.

b.	Capital commitment

On March 14, 2020, the Company entered into a contract for the right to use of a land in Vietnam for VND 102,476,000,000(equivalent to USD 4,184,513) with Viglacera Yen My Industrial Zone Development, Subsequently, due to a change in land mapping area from 50,000 sq.m to 49,997 sq.m, the Company signed a new sublease contract on December 11, 2023, with the released land cost to VND 102,469,851,440(equivalent to USD 4,184,262) . The payment for land in Vietnam was VND 97,812,130,920 (equivalent to USD 4,001,282) as of June 30, 2024.The amount to be paid is equivalent to 5% of the total contract price as of June 30, 2024, which is VND 4,657,720,520 (equivalent to USD 182,980).